Contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	R$ 965,317	R$ 1,092,645
Labor claims
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	177,751	250,075
Tax claims
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	265,218	262,453
Tax claims | IR and CSL
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	20,717	17,313
Tax claims | PIS and COFINS
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	156,796	155,681
Tax claims | ICMS
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	64,468	76,342
Tax claims | Other tax claims
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	23,237	13,117
Business combination
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	341,861	369,724
Business combination | IR and CSL
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	1,500	50,051
Business combination | PIS and COFINS
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	59,739	56,135
Business combination | ICMS
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	280,622	263,538
Corporate claims
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	111,049	135,779
Civil claims and other
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	R$ 69,438	R$ 74,614